Consolidated Statement of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2021	3,287,647	611,784
Balance at Dec. 31, 2021	$ 33	$ 6	$ 59,201	$ (20,171)	$ 39,069	$ (92)	$ 38,977
Stock options - compensation costs	0	0	4	0	4	0	4
Investment in subsidiary from accredited investors	0	0	0	0	0	142	142
Net loss	$ 0	$ 0	0	(583)	(583)	(397)	(980)
Balance (in shares) at Dec. 31, 2022	3,287,647	611,784
Balance at Dec. 31, 2022	$ 33	$ 6	59,205	(20,754)	38,490	(347)	38,143
Stock options - compensation costs	$ 0	$ 0	1	0	1	0	1
Net loss			0	(1,775)	(1,775)	(269)	(2,044)
Balance (in shares) at Dec. 31, 2023	3,287,647	611,784
Balance at Dec. 31, 2023	$ 33	$ 6	$ 59,206	$ (22,529)	$ 36,716	$ (616)	$ 36,100